United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Companies

Investment Company Act file number: 811-23362

Thrivent Church Loan and Income Fund

(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer

Thrivent Church Loan and Income Fund

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: March 31

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23362
Reporting Period: 07/01/2020 - 06/30/2021
Thrivent Church Loan and Income Fund

===================== Thrivent Church Loan and Income Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 27, 2021	Thrivent Church Loan and Income Fund

/s/ David S. Royal
David S. Royal
President